Intellectual Property and Contractual Agreements	12 Months Ended
Dec. 31, 2011
Intellectual Property and Contractual Agreements [Abstract]
Intellectual Property and Contractual Agreements

Note 9 - Intellectual Property and Contractual Agreements

RNAi-related

Novartis - On August 2, 2012, we and Novartis Institutes for Biomedical Research, Inc. ("Novartis") entered into a worldwide, non-exclusive License Agreement for our CRN technology for the development of both single and double-stranded oligonucleotide therapeutics. We received $1 million in a one-time upfront payment for the non-exclusive license. In addition, in March 2009, we entered into an agreement with Novartis pursuant to which we granted to Novartis a worldwide, non-exclusive, irrevocable, perpetual, royalty-free, fully paid-up license, with the right to grant sublicenses, to our DiLA[2] -based siRNA delivery platform in consideration of a one-time, non-refundable fee of $7.25 million, which was recognized as license fee revenue in 2009. Novartis may terminate this agreement immediately upon written notice to us. In connection with the March 2009 license agreement, we also entered into a separate agreement with Novartis to provide them with an exclusive period in which to negotiate a potential research and development collaboration as well as possible broader licensing rights related to our RNAi drug delivery platform. This exclusive period expired in 2009. Approximately $0.3 million was recognized as license fee revenue in 2009 under this separate agreement.

Girindus - On May 18, 2012, we and Girindus Group ("Girindus") entered into a strategic alliance pursuant to which Girindus will have exclusive rights to develop, supply and commercialize certain oligonucleotide constructs using our CRN chemistry and in return, we will receive royalties in the single digit percentages from the sale of CRN-based oligonucleotide reagents as well as a robust supply of cGMP material for us and our partners' pre-clinical, clinical and commercialization needs.

Monsanto - On May 3, 2012, we and Monsanto Company ("Monsanto") entered into a worldwide exclusive Intellectual Property License Agreement for our delivery and chemistry technologies. On May 3, 2012, we and Monsanto also entered into a Security Agreement pursuant to which we granted to Monsanto a security interest in that portion of our intellectual property that is the subject of the License Agreement in order to secure the performance of our obligations under the License Agreement. Under the terms of the license agreement, we received $1.5 million in initiation fees, and may receive royalties on product sales in the low single digit percentages. Monsanto may terminate the License Agreement at any time in whole or as to any rights granted thereunder by giving prior written notice thereof to us, with termination becoming effective three (3) months from the date of the notice.

ProNAi Therapeutics, Inc. - On March 13, 2012, we entered into an Exclusive License Agreement with ProNAi Therapeutics, Inc. ("ProNAi") regarding the development and commercialization of ProNAi's proprietary DNAi-based therapeutics utilizing our novel SMARTICLES® liposomal delivery technology. The License Agreement provides that ProNAi will have full responsibility for the development and commercialization of any products arising under the License Agreement. Under terms of the License Agreement, we could receive up to $14 million for each gene target in total upfront, clinical and commercialization milestone payments, as well as royalties in the single digit percentages on sales, with ProNAi having the option to select any number of gene targets. Either party may terminate the License Agreement upon the occurrence of a default by the other party (subject to standard cure periods), or upon certain events involving the bankruptcy or insolvency of the other party. ProNAi may also terminate the License Agreement without cause upon ninety (90) days' prior written notice to us, provided that no such termination shall be effective sooner than December 13, 2012.

Mirna Therapeutics - On December 22, 2011, we entered into a License Agreement with Mirna Therapeutics, Inc. ("Mirna") regarding the development and commercialization of microRNA-based therapeutics utilizing Mirna's proprietary microRNAs and our novel SMARTICLES® liposomal delivery technology. The License Agreement provides that Mirna will have full responsibility for the development and commercialization of any products arising under the License Agreement and that we will support pre-clinical and process development efforts. Under terms of the License Agreement, we could receive up to $63 million in total upfront, clinical and commercialization milestone payments, as well as royalties in the low single digit percentages on sales, based on the successful outcome of the collaboration. Either party may terminate the License Agreement upon the occurrence of a default by the other party. Commencing on June 22, 2012, Mirna may also terminate the License Agreement without cause upon sixty (60) days prior written notice to us.

Debiopharm S.A. - In February 2011, we entered into a Research and License Agreement (as amended from time to time, the "Agreement") with Debiopharm S.A., a Swiss corporation, pursuant to which we granted to Debiopharm an exclusive license to develop and commercialize our pre-clinical program in bladder cancer, for all uses in humans and animals for the prevention and treatment of superficial (non-muscle invasive) bladder cancer, in consideration of the payment by Debiopharm to us of up to $24 million based on predefined research and development milestones, plus royalties in the low double digit percentages from the sales of products resulting under the Agreement and sublicensing payments. Among other things, the Agreement provides for certain licenses of our UsiRNA and liposomal technologies. Debiopharm will have full responsibility for the development and commercialization of any products arising from the partnership. In 2012, we completed and provided the results from our development activities to Debiopharm for review. No further work is required of us until Debiopharm completes an internal assessment of the program. Either party may terminate the Agreement for material breach by the other party (subject to a 60-day cure period) or upon certain events involving bankruptcy or insolvency of the other party. Debiopharm may terminate the Agreement without cause during the research period on 60 days' prior written notice to us (which notice period has been reduced to 30 days during the period that Debiopharm is reviewing the results of our development activities), and may also terminate the Agreement for scientific, technical, regulatory or economic reasons after the research period but before marketing authorization on 90 days' prior written notice to us or after a marketing authorization is granted on 180 days' prior written notice to us. Upon termination, Debiopharm is obligated to make all payments accrued as of the effective date of termination.

Valeant Pharmaceuticals - In March 2010, we acquired intellectual property related to Conformationally Restricted Nucleotides ("CRN") from Valeant Pharmaceuticals North America in consideration of payment of a non-refundable licensing fee of $0.5 million which was included in research and development expense in 2010. Subject to meeting certain milestones triggering the obligation to make any such payments, we may be obligated to make a product development milestone payment of $5.0 million within 180 days of FDA approval of a New Drug Application for our first CRN related product and another product development milestone payment of $2.0 million within 180 days of FDA approval of a New Drug Application covering our second CRN related product. As of December 31, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions triggering any such milestone payment obligations have not been satisfied. Valeant is entitled to receive earn-outs based upon a percentage in the low single digits of future commercial sales and earn-outs based upon a percentage in the low double digits of future revenue from sublicensing. Under the agreement we are required to use commercially reasonable efforts to develop and commercialize at least one covered product. If we have not made earn-out payments of at least $5.0 million prior to the sixth anniversary of the date of the agreement, we are required to pay Valeant an annual amount equal to $50,000 per assigned patent which shall be creditable against other payment obligations. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any valid claim in such country. We may terminate the agreement upon 30 days' notice, or upon 10 days' notice in the event of adverse results from clinical studies. Upon termination, we are obligated to make all payments accrued as of the effective date of such termination but shall have no future payment obligations.

Novosom - In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property of Novosom AG ("Novosom") of Halle, Germany for Novosom's SMARTICLES®-based liposomal delivery system, which significantly broadens the number of approaches we may take for systemic and local delivery of our proprietary UNA and CRN-based oligonucleotide therapeutics. We issued an aggregate of 141,949 shares of our common stock to Novosom as consideration for the acquired assets. The shares had an aggregate value equal to approximately $3.8 million, which was recorded as research and development expense. As additional consideration for the acquired assets, we will pay to Novosom an amount equal to 30% of the value of each upfront (or combined) payment actually received by us in respect of the license of liposomal-based delivery technology or related product or disposition of the liposomal-based delivery technology by us, up to a maximum of $3.3 million, which amount will be paid in shares of our common stock, or a combination of cash and shares of our common stock, at our discretion. In December 2011 we recognized approximately $0.1 million as research and development expense for additional consideration paid to Novosom as a result of the License Agreement that we entered into with Mirna Therapeutics. During 2012 we issued 340,906 shares of common stock to Novosom as additional consideration as a result of the license agreements that we entered into with Mirna and Monstanto.

Roche - In February 2009, we entered into an agreement with F. Hoffmann-La Roche Inc., a New Jersey corporation, and F. Hoffmann-La Roche Ltd., a Swiss corporation (collectively, "Roche"), pursuant to which we granted to Roche a worldwide, irrevocable, non-exclusive license to a portion of our technology platform, for the development of RNAi-based therapeutics, in consideration of the payment of a one-time, non-refundable licensing fee of $5.0 million. On September 30, 2011, we agreed to the assignment and delegation by Roche of its non-exclusive license rights in the Licensed Technology upon Roche's successful divestment of its RNA interference assets. On October 21, 2011, Roche successfully divested its RNA interference assets, including the Licensed Technology, and made a one-time non-refundable payment of $1.0 million to us in consideration for our agreement to the assignment and delegation of Roche's non-exclusive license rights in the licensed technology. This payment was recognized as revenue in 2011.

University of Michigan - In May 2008, we entered into an exclusive license agreement to intellectual property ("IP") from the University of Michigan covering cationic peptides for enhanced delivery of nucleic acids. In connection with the agreement, we paid a license issue fee of $120,000. An additional fee of $25,000 is payable annually and creditable against royalty payments. Results from continued internal development efforts made this exclusive license agreement unnecessary and the agreement was terminated on August 7, 2012 with no further financial obligation.

University of Helsinki - In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The goal of the work involves our patented phage display library, the Trp Cage library, for the identification of peptides to target particular tissues or organs for a given disease. In December 2009, we received a patent allowance in the U.S. covering a targeting peptide for preferential delivery to lung tissues that was identified by us using the Trp Cage Library. We believe the Trp Cage library will be a source of additional peptides for evaluation in our delivery programs, and we will have a strong IP position for these peptides and their use. This agreement terminated by its terms in June 2012. Under this agreement, we may be obligated to make product development milestone payments of up to €275,000 in the aggregate for each product developed under this research agreement if certain milestones are met. As of December 31, 2011, we have not made, and are not under any current obligation to make, any such milestone payments, as the conditions that would trigger any such milestone payment obligations have not been satisfied. In addition, upon the first commercial sale of a product, we are required to pay an advance of €250,000 against which future royalties will be credited. The percentage royalty payment required to be made by us to the University of Helsinki under the terms of this agreement is a percentage of gross revenues derived from work performed under the Helsinki Agreement in the low single digits.

Ribotask ApS. - In June 2009, we announced the revision of the October 2008 agreement in which we had acquired the intellectual property related to Unlocked Nucleobase Analogs ("UNA") from Ribotask ApS, a privately held Danish company. The original agreement provided us with exclusive rights for the development and commercialization of therapeutics incorporating UNAs. The amended agreement eliminated our obligation to pay all milestone and royalty payments and provided full financial and transactional control of our proprietary UNA technology.

Under the October 2008 agreement we made payments to Ribotask totaling $500,000. We sublicensed the IP under this agreement to Roche on a nonexclusive basis in February 2009, at which time we paid an additional $250,000 to Ribotask, which eliminated the obligation to pay Ribotask any future royalties or milestones with respect to the Roche sublicense. In connection with the June 2009 amendment, we issued 15,152 shares of our common stock valued at approximately $1.0 million to Ribotask ApS and agreed to pay $1.0 million in four installments of $250,000 each due at various intervals through July 2010.

In June 2010, we expanded our rights under the previous agreement with Ribotask to include exclusive rights to the development and commercialization of UNA-based diagnostics. In connection with this amendment, we agreed to pay Ribotask $750,000 in three equal payments of $250,000. In March 2011, the agreement was amended to change the payment terms for the diagnostic rights. The first payment of $250,000 was made in November 2010, a payment of $50,000 was made upon the execution of the amendment, and the remaining $400,000 was paid in eight equal monthly installments beginning on May 1, 2011. In addition we issued 11,377 shares of our common stock valued at approximately $80,000 to Ribotask on March 3, 2011.

In connection with our agreements, as amended, we granted Ribotask a royalty-bearing, world-wide exclusive license to use the assigned patents to develop and sell products intended solely for use as reagents or for testing. The royalty rates to be paid to us by Ribotask are a percentage in the low single digits.

Intranasal related

Cypress Bioscience, Inc. - In August 2010, we entered into an Asset Purchase Agreement with Cypress Bioscience, Inc. ("Cypress") under which Cypress acquired our patent rights and technology related to carbetocin, a long-acting analog of oxytocin, a naturally produced hormone that may benefit individuals with autism. Under the agreement, we received an upfront payment of $750,000 and we could receive milestone payments up to $27 million. In 2011, the carbetocin asset was spun out to create Kyalin Bioscience. Kyalin Bioscience will be responsible for all future development and IP related expenses as well as all milestone payments due to us. In addition, Kyalin will pay us royalties, in single-digit percentages, based on commercial sales.

Par Pharmaceutical - In 2009, we entered into an Asset Purchase Agreement with Par Pharmaceutical ("Par") pursuant to which, among other things, a 2004 License and Supply Agreement with Par was terminated. Under the Asset Purchase Agreement, Par acquired certain assets pertaining to calcitonin nasal spray for osteoporosis. We received $0.8 million in cash and were entitled to receive earn-out payments for five years based on commercial sales of calcitonin. Calcitonin received full FDA approval and was launched in June 2009. In December 2010, we entered into an amendment of the Asset Purchase Agreement under which Par agreed to pay us a lump-sum cash payment of $0.7 million in lieu of profit sharing for the remainder of the earn-out payment period, which we recognized as revenue in 2010.

Amylin Pharmaceuticals, Inc. - In January 2009 we amended our 2006 License Agreement with Amylin Pharmaceuticals, Inc. for the development of intranasal exenatide. The License Agreement, as amended, provides for an accelerated $1.0 million milestone payment to us in January 2009, a reduction in the aggregate amount of milestone payments that could be due to us from $89 million to $80 million, and a reduction in the percentage royalty rate payable upon commercial sales of a product to the low single digits. Additionally, as a result of the amendment, we are no longer responsible for any further development of the nasal spray formulation of intranasal exenatide or its manufacture. Either party may terminate the agreement for breach of any material provision of the agreement upon 60 days' notice of the breach and subject to a 60 day cure period. Amylin may also terminate the agreement upon 90 days' written notice.